Stock Options and Warrants (Details) - Schedule of Warrant Activity - Warrants [Member] - $ / shares		9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Stock Options and Warrants (Details) - Schedule of Warrant Activity [Line Items]
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Contractual Term, Granted
Number of Warrants, Exercised		(3,863,334)
Weighted Average Exercise Price, Exercised		$ 0.07
Weighted Average Remaining Contractual Term, Exercised
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Term, Forfeited
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Weighted Average Remaining Contractual Term, Cancelled
Number of Warrants, Expired		(3,428,571)
Weighted Average Exercise Price, Expired		$ 0.07
Weighted Average Remaining Contractual Term, Expired
Number of Warrants, Ending outstanding, Beginning	96,661,378	89,369,473
Weighted Average Exercise Price, Ending outstanding, Beginning	$ 0.02	$ 0.01
Weighted Average Remaining Contractual Term, Ending outstanding, Beginning	2 years 3 months 25 days	1 year 9 months 3 days
Number of Warrants, Exercisable		89,369,473
Weighted Average Exercise Price, Exercisable		$ 0.01
Weighted Average Remaining Contractual Term, Exercisable		1 year 9 months 3 days